File No. 33-11351
                                               Rule 497(e)

               Stein Roe Capital Opportunities Fund
       a series of Liberty-Stein Roe Funds Investment Trust

               Supplement to February 1, 2000 Prospectus
                            _________________


     Effective April 1, 2000, Erik Gustafson is no longer a co-portfolio manager of Stein Roe Capital Opportunities Fund. David
Brady and Steve Hayward are the portfolio managers of the Fund.


               This Supplement is Dated April 20, 2000